Nuveen Municipal Income Fund, Inc.
Portfolio of Investments July 31, 2022
(Unaudited)
NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.7%
X 100,641,658 MUNICIPAL BONDS - 98.7%
X 100,641,658
Alabama - 1.2%
$ 1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.34 N/R $ 1,071,610
100 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R 95,018
1,100 Total Alabama 1,166,628
Arizona - 3.1%
600 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39
12/24 at 100.00 A+ 624,642
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/48
1/28 at 100.00 AA- 1,055,870
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, KIPPC NYC Public Charter Schools - Macombs Facility Project,
Series 2021A, 4.000%, 7/01/41
7/31 at 100.00 N/R 925,410
515 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%,
12/01/28
No Opt. Call A3 572,505
3,115 Total Arizona 3,178,427
California - 11.5%
5,000 Adelanto School District, San Bernardino County, California, General
Obligation Bonds, Series 1997A, 0.010%, 9/01/22 - NPFG Insured
No Opt. Call A+ 4,993,600
Brea Olinda Unified School District, Orange County,
California, General Obligation Bonds, Series 1999A:
2,070 0.010%, 8/01/22 - FGIC Insured No Opt. Call Aa2 2,070,000
2,120 0.010%, 8/01/23 - FGIC Insured No Opt. Call Aa2 2,080,949
500 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 4.000%, 11/15/42
11/27 at 100.00 A1 503,520
365 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB 374,508
275 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services Project, Series 2017A,
4.000%, 4/01/36
4/27 at 100.00 A 277,453
35 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
(4),(5)
9/22 at 100.00 N/R 34,890
600 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.500%,
1/15/53
7/29 at 100.00 A- 535,002
300 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call A 381,093
500 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB+ 518,610
11,765 Total California 11,769,625

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado - 12.5%
$ 1,000 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/29 at 100.00 AA+ $ 1,016,330
Central Platte Valley Metropolitan District, Colorado,
General Obligation Bonds, Refunding Series 2013A:
150 5.125%, 12/01/29, (Pre-refunded 12/01/23) 12/23 at 100.00 BBB (6) 156,634
250 5.375%, 12/01/33, (Pre-refunded 12/01/23) 12/23 at 100.00 BBB (6) 261,875
350 Colorado Health Facilities Authority, Colorado, Health Facilities Revenue
Bonds, The Evangelical Lutheran Good Samaritan Society Project,
Refunding Series 2017, 5.000%, 6/01/42, (Pre-refunded 6/01/27)
6/27 at 100.00 N/R (6) 397,593
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
1/24 at 102.00 N/R 501,840
1,140 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 BBB+ 1,107,145
750 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2013B-1, 5.000%, 11/15/38
11/23 at 100.00 AA+ 778,305
1,000 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2012B, 5.000%, 11/15/32, (Pre-refunded 11/15/22)
11/22 at 100.00 AA- (6) 1,010,190
1,395 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/48, (AMT)
12/28 at 100.00 A+ 1,503,280
575 Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement, Series 2021,
5.000%, 12/01/41 - AGM Insured
12/31 at 100.00 N/R 648,290
900 Heritage Ridge Metropolitan District, Berthoud, Colorado, Senior Limited
Tax General Obligation Bonds, Refunding Series 2021A, 4.000%,
12/01/51 - AGM Insured
12/26 at 103.00 N/R 907,650
110 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 A 117,722
650 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51
12/28 at 100.00 A 653,035
235 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.125%, 11/15/23
No Opt. Call AA- 242,224
1,100 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA 1,207,602
1,250 Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado,
General Obligaiton Bonds, Subordinate Limited Tax Improvement Series
2020A-2, 4.000%, 12/01/46 - BAM Insured
12/30 at 100.00 AA 1,253,538
477 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
& Improvement Series 2013, 5.000%, 12/01/33, (Pre-refunded
12/01/23), 144A
12/23 at 100.00 N/R (6) 495,732
525 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 4.500%, 12/01/31
3/27 at 103.00 N/R 494,597
12,357 Total Colorado 12,753,582

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut - 1.0%
$ 1,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 N/R $ 972,370
Delaware - 0.1%
100 Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 BBB 104,705
District of Columbia - 0.1%
105 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/49
10/29 at 100.00 A- 100,153
Florida - 6.0%
850 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
9/23 at 100.00 BBB 863,558
700 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 700,924
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
350 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/22 at 103.00 N/R 343,119
380 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/22 at 103.00 N/R 366,871
270 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
8/22 at 102.50 N/R 268,299
500 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/47,
(AMT)
10/27 at 100.00 A1 532,600
1,145 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 A 1,064,140
1,000 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2013A, 5.000%, 10/01/42, (Pre-refunded 10/01/22)
10/22 at 100.00 AA- (6) 1,005,960
1,000 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 N/R 979,660
6,195 Total Florida 6,125,131
Georgia - 1.5%
455 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40
7/25 at 100.00 A1 481,895
280 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 4.000%,
11/01/25
11/23 at 100.00 BB+ 267,966
500 Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A, 4.000%, 4/01/50
4/30 at 100.00 A 496,415
255 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/63
7/28 at 100.00 A 269,015
1,490 Total Georgia 1,515,291
Hawaii - 1.9%
250 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
7/23 at 100.00 BB 253,950

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii (continued)
$ 1,500 Hawaii State, Airport System Revenue Bonds, Series 2022, 5.000%,
7/01/47, (AMT)
7/32 at 100.00 N/R $ 1,643,085
1,750 Total Hawaii 1,897,035
Illinois - 9.1%
250 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 270,855
435 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 BB 453,896
650 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB 715,006
1,000 Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of
Natural History, Series 2002.RMKT, 4.500%, 11/01/36
11/24 at 100.00 A 1,028,310
500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 N/R 446,705
1,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/51
8/32 at 100.00 N/R 1,098,020
80 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 5.500%, 7/01/28
7/23 at 100.00 A- 82,616
200 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 A3 206,652
540 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/42
3/32 at 100.00 N/R 612,193
500 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 BBB 534,485
400 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 BBB 446,384
990 Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/31 7/23 at 100.00 BBB 1,014,691
200 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 BBB+ 208,002
6,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 0.000%, 12/15/56
No Opt. Call BBB+ 1,107,120
205 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 -
NPFG Insured
No Opt. Call BBB+ 119,164
450 Quad Cities Regional Economic Development Authority, Illinois, Revenue
Bonds, Augustana College, Series 2012, 5.000%, 10/01/27
10/22 at 100.00 Baa1 451,530
490 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/32
10/23 at 100.00 A- 509,914
13,890 Total Illinois 9,305,543
Indiana - 1.3%
735 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 691,326
655 Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East
End Crossing Project, Series 2013A, 5.000%, 7/01/44, (Pre-refunded
7/01/23), (AMT)
7/23 at 100.00 A- (6) 673,949
1,390 Total Indiana 1,365,275

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa - 0.5%
$ 500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 N/R $ 525,080
Kansas - 0.5%
500 Ellis County Unified School District 489 Hays, Kansas, General Obligation
Bonds, Refunding & Improvement Series 2022B, 5.000%, 9/01/47 - AGM
Insured
9/31 at 100.00 N/R 554,469
Louisiana - 2.5%
1,000 East Baton Rouge Parish Capital Improvement District, Louisiana, MOVEBR
Sales Tax Revenue Bonds, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 N/R 1,088,740
1,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A 1,294,181
200 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/48, (AMT)
1/27 at 100.00 A2 208,042
2,430 Total Louisiana 2,590,963
Maine - 0.5%
500 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2013,
5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 BBB (6) 515,390
Maryland - 0.8%
250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2017, 4.000%, 7/01/42
7/27 at 100.00 A+ 249,978
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 A (6) 530,150
750 Total Maryland 780,128
Massachusetts - 0.6%
50 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 4.000%, 6/01/49, (Pre-refunded 6/01/29)
6/29 at 100.00 BBB (6) 55,523
500 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/46
7/26 at 100.00 A- 523,630
550 Total Massachusetts 579,153
Michigan - 1.4%
360 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%,
11/01/50
11/30 at 100.00 AA 360,140
1,000 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 N/R 1,010,950
1,360 Total Michigan 1,371,090
Minnesota - 2.2%
75 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46
8/26 at 100.00 BB+ 66,734
300 City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities
Revenue Bonds, Walker Minneapolis Campus Project, Series 2015,
4.625%, 11/15/31
11/22 at 100.00 N/R 276,153

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,000 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A, 5.000%, 2/15/53
2/28 at 100.00 A- $ 1,047,780
300 Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series
2017, 4.250%, 9/01/37
9/24 at 100.00 N/R 293,772
500 West Saint Paul-Mendota Heights-Eagan Independent School District 197,
Dakota County, Minnesota, General Obligation Bonds, School Buidling
Series 2018A, 4.000%, 2/01/39
2/27 at 100.00 AAA 512,915
2,175 Total Minnesota 2,197,354
Mississippi - 1.0%
1,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/36
9/26 at 100.00 BBB+ 1,046,770
Missouri - 2.7%
135 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%,
5/01/33
5/23 at 100.00 BBB 138,626
1,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
10/22 at 100.00 BBB- 1,000,150
125 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 A+ 128,392
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 AA- 991,460
215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.250%, 9/01/53
9/25 at 103.00 BB+ 210,156
335 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
10/23 at 100.00 N/R 310,230
2,810 Total Missouri 2,779,014
Nebraska - 0.6%
500 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call A 558,930
New Jersey - 2.7%
55 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call BBB- (6) 57,596
110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 AA 113,534
545 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 Baa1 563,018
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 Baa1 1,000,370
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+ 1,044,610
2,710 Total New Jersey 2,779,128

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York - 4.3%
$ 60 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 BBB $ 61,618
1,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 N/R 1,682,235
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 AA+ 1,008,160
250 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 N/R 265,380
315 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5/30 at 100.00 A3 335,245
500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%, 2/01/42
2/31 at 100.00 AAA 509,735
500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 503,445
4,125 Total New York 4,365,818
North Carolina - 2.3%
2,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 Aa1 2,097,180
225 University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System,
Series 2019, 5.000%, 2/01/45
No Opt. Call AA 273,607
2,225 Total North Carolina 2,370,787
North Dakota - 0.1%
100 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017,
5.000%, 12/01/36
12/26 at 100.00 N/R 95,940
Ohio - 1.6%
640 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 639,994
1,000 Cleveland-Cuyahoga County Port Authority, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project,
Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A3 1,001,080
1,640 Total Ohio 1,641,074
Oklahoma - 0.6%
670 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 Baa3 642,115
Oregon - 0.1%
55 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 N/R 55,146
Pennsylvania - 3.0%
1,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2020B, 4.000%, 6/01/45
12/30 at 100.00 Aa3 1,009,640
1,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/40
8/22 at 100.00 BB- 794,970
500 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/46
11/29 at 100.00 N/R 535,675

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 100 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019,
4.000%, 9/01/49
9/29 at 100.00 A $ 98,871
560 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/36, (Pre-refunded 1/15/25)
1/25 at 100.00 Ba1 (6) 604,290
3,160 Total Pennsylvania 3,043,446
Puerto Rico - 2.3%
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
200 4.550%, 7/01/40 7/28 at 100.00 N/R 201,642
1,760 0.000%, 7/01/51 7/28 at 30.01 N/R 381,040
500 4.750%, 7/01/53 7/28 at 100.00 N/R 499,980
745 5.000%, 7/01/58 7/28 at 100.00 N/R 753,322
500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 499,860
3,705 Total Puerto Rico 2,335,844
South Carolina - 0.5%
620 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 4.000%, 4/01/49
4/26 at 103.00 BBB- 510,186
South Dakota - 0.1%
100 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel
Village Project, Series 2017, 5.125%, 11/01/47
11/26 at 100.00 BB 97,299
Tennessee - 2.1%
1,250 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%,
1/01/45, (Pre-refunded 1/01/23)
1/23 at 100.00 BBB+ (6) 1,268,712
870 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2016, 5.000%,
9/01/47
9/26 at 100.00 BBB 897,997
2,120 Total Tennessee 2,166,709
Texas - 6.9%
670 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/40, (Pre-refunded 7/01/25)
7/25 at 100.00 A- (6) 732,176
1,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021A, 4.000%, 11/01/46
11/30 at 100.00 N/R 1,006,880
335 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, First Tier Series 2013A, 5.125%, 10/01/43
10/23 at 100.00 A+ 342,417
500 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/45
4/30 at 100.00 A+ 500,820
500 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/40
5/25 at 100.00 A+ 525,400
125 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
8/22 at 105.00 BB- 128,349
200 North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/43, (Pre-
refunded 9/01/31) (7)
9/31 at 100.00 N/R (6) 253,784

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 410 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/40
1/23 at 100.00 A+ $ 413,957
500 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 A 525,585
240 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
2/24 at 100.00 Ba1 246,398
295 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call A2 326,842
1,000 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments
3C Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 Baa3 1,028,770
1,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/32
8/24 at 100.00 A- 1,037,510
6,775 Total Texas 7,068,888
Virgin Islands - 0.4%
380 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R 406,771
Virginia - 2.2%
1,265 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB 1,310,578
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
140 4.000%, 1/01/48, (AMT) 1/32 at 100.00 N/R 132,790
750 5.000%, 12/31/52, (AMT) 12/32 at 100.00 N/R 800,287
2,155 Total Virginia 2,243,655

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia - 1.0%
$ 1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Series 2018A, 5.000%,
6/01/52
6/28 at 100.00 A $ 1,048,940
Wisconsin - 5.9%
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, Second Tier Series 2018B:
4 0.000%, 1/01/46, 144A (4) No Opt. Call N/R 94
4 0.000%, 1/01/47, 144A (4) No Opt. Call N/R 87
4 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 83
4 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 79
3 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 74
4 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 78
98 1.000%, 7/01/51, 144A (4) 3/28 at 100.00 N/R 51,817
4 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 73
4 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 70
4 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 66
4 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 63
4 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 60
4 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 57
4 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 54
3 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 51
3 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 48
3 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 46
3 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 43
3 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 41
3 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 39
3 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 37
3 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 34
42 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 410
500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marquette University, Series 2012, 4.000%, 10/01/32, (Pre-refunded
10/01/22)
10/22 at 100.00 A2 (6) 502,075
200 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.125%, 10/01/34
10/22 at 102.00 N/R 200,288
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2022, 4.000%,
12/01/51
12/31 at 100.00 N/R 991,510
200 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 N/R 165,318
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
10/23 at 102.00 N/R 976,690
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 A+ 1,029,690
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
7/24 at 100.00 A 509,860
545 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Series 2018A, 5.000%, 9/15/50,
(Pre-refunded 9/15/23)
9/23 at 100.00 BBB- (6) 564,451

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44
12/24 at 100.00 AA- $ 1,024,420
6,160 Total Wisconsin 6,017,806
$ 105,032 Total Long-Term Investments (cost $100,171,665) 100,641,658
Other Assets Less Liabilities -  1.3% 1,370,057
Net Assets Applicable to Common Shares - 100% $ 102,011,715
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 100,606,768 $ 34,890 $ 100,641,658
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity